Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2014
			Purchase	Goodwill written off
	Balance at	Goodwill on	accounting	related to discontinued		Balance at
(In thousands)	January 1, 2014	acquisition	adjustments	operations	Other	December 31,2014
Banco Popular de Puerto Rico	$245,679	$4,430	$-	$-	$-	$250,109
Banco Popular North America	402,078	-	-	(186,511)	-	215,567
Total Popular, Inc.	$647,757	$4,430	$-	$(186,511)	$-	$465,676

2013
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2013	acquisition	adjustments	Other	December 31, 2013
Banco Popular de Puerto Rico	$245,679	$-	$-	$-	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,757	$-	$-	$-	$647,757

December 31, 2014

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2014	impairment	2014	2014	impairment	2014
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,679	$-	$245,679	$250,109	$-	$250,109
Banco Popular North America	566,489	164,411	402,078	379,978	164,411	215,567
Total Popular, Inc.	$812,168	$164,411	$647,757	$630,087	$164,411	$465,676

December 31, 2013

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2013	impairment	2013	2013	impairment	2013
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,679	$-	$245,679	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,168	$164,411	$647,757	$812,168	$164,411	$647,757

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2014
Core deposits	$50,679	$32,006	$18,673
Other customer relationships	19,452	6,644	12,808
Total other intangible assets	$70,131	$38,650	$31,481
December 31, 2013
Core deposits	$77,885	$51,737	$26,148
Other customer relationships	17,555	4,712	12,843
Other intangibles	135	107	28
Total other intangible assets	$95,575	$56,556	$39,019

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2015	$7,607
Year 2016	7,322
Year 2017	4,574
Year 2018	4,481
Year 2019	4,285